Notes to the Profit or Loss Statement (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Revenue

in 000' €	2023	2022	2021
Product Sales, Net	85,037	84,899	66,861
Royalties	116,386	99,871	65,576
License Fees	151	56,389	43
Milestone Payments	2,840	3,216	19,952
Service Fees	15,028	19,365	19,726
Other	18,836	14,527	7,454
Licenses, Milestones and Other	36,855	93,497	47,175
Total	238,278	278,267	179,612

Summary of Regional Distribution of Revenue
The following overview shows the Group’s regional distribution of revenue on the basis of the customer location:

in 000' €	2023	2022	2021
Germany	0	0	0
Europe (excluding Germany)	26,794	28,739	19,075
Asia	8	597	4,253
USA	211,476	248,931	156,284
Total	238,278	278,267	179,612

Summary of Satisfaction of Performance Obligations
The following overview shows the timing of the satisfaction of performance obligations:

in 000' €	2023	2022	2021
At a Point in Time	223,251	258,831	159,843
Over Time	15,028	19,437	19,769
Total	238,278	278,267	179,612

Summary of Cost of Sales
Cost of sales consisted of the following:

in 000' €	2023	2022	2021
Expensed Acquisition or Production Cost of Inventories	30,706	28,765	12,618
Personnel Expenses	8,153	9,530	11,630
Impairment (+) and Reversals of Impairment (-) on Inventories	7,400	0	0
Impairment, Amortization and Other Costs of Intangible Assets	10,694	9,785	7,409
External Services	1	31	289
Depreciation and Other Costs for Infrastructure	1,300	404	221
Other Costs	101	105	28
Total	58,354	48,620	32,195

Summary of Research and Development Expenses
Research and development expenses consisted of the following:

in 000' €	2023	2022	2021
Personnel Expenses	80,166	64,952	65,941
Consumable Supplies	341	3,817	4,055
Impairment, Amortization and Other Costs of Intangible Assets	16,337	14,799	7,859
External Services	170,856	198,054	131,467
Depreciation and Other Costs for Infrastructure	10,975	10,779	11,773
Other Costs	4,939	5,411	4,116
Total	283,614	297,812	225,211

Summary of Selling Expenses
Selling expenses consisted of the following:

in 000' €	2023	2022	2021
Personnel Expenses	39,820	48,562	63,517
Consumable Supplies	4	49	86
Amortization of Intangible Assets	136	162	138
External Services	32,748	35,826	51,265
Depreciation and Other Costs for Infrastructure	2,345	1,523	870
Other Costs	6,316	6,280	5,667
Total	81,369	92,402	121,543

Summary of General and Administrative Expenses
General and administrative expenses consisted of the following:

in 000' €	2023	2022	2021
Personnel Expenses	43,152	32,454	32,589
Consumable Supplies	(327)	115	88
Amortization of Intangible Assets	1,064	1,213	596
External Services	14,618	18,595	35,892
Depreciation and Other Costs for Infrastructure	3,717	5,002	6,885
Other Costs	3,573	2,765	2,242
Total	65,797	60,144	78,292

Summary of Personnel Expenses
Personnel expenses consisted of the following:

in 000' €	2023	2022	2021
Wages and Salaries	128,554	136,673	158,094
Social Security Contributions	13,722	12,778	11,191
Share-based Payment Expense	27,439	3,681	2,585
Other	1,577	2,366	1,807
Total	171,291	155,498	173,677

Summary of Average Number of Employees
The following average number of employees were employed in the various functions in recent fiscal years.

	2023	2022	2021
Production	9	7	7
Research and Development	365	438	440
Selling	63	72	108
General and Administrative	127	130	123
Total	564	647	678

Summary of Other Income and Expenses, Finance Income and Expenses
The other income is shown in the following overview.

in 000' €	2023	2022	2021
Gain on Foreign Exchange	3,158	11,426	7,640
Grant Income	0	0	5
Income from Other Items	1,810	539	545
Other Income	4,968	11,965	8,190
The other expenses are shown in the following overview.

in 000' €	2023	2022	2021
Loss on Foreign Exchange	(6,250)	(15,030)	(5,944)
Expenses from Other Items	(842)	(554)	(425)
Other Expenses	(7,093)	(15,584)	(6,369)
The finance income is shown in the following overview.

in 000' €	2023	2022	2021
Foreign Exchange Gains	17,526	14,260	18,782
Gains from Measurement at Fair Value	7,143	7,596	15,231
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	149,746	385,592	61,876
Income from Sale of Shares	4,239	0	0
Interest Income	18,316	4,618	723
Gain from Repurchase of own Convertible Bonds	16,393	0	0
Finance Income	213,363	412,066	96,612
The finance expenses are shown in the following overview.

in 000' €	2023	2022	2021
Foreign Exchange Losses	(8,542)	(45,645)	(46,297)
Losses from Measurement at Fair Value	(5,306)	(545)	(4,247)
Effective Interest Expenses from Financial Liabilities at Amortized Cost	(104,273)	(112,717)	(62,252)
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(18,162)	(2,917)	(64,846)
Other Interest Expenses	(4,661)	(2,752)	(2,415)
Interest Expenses on Lease Liabilities	(924)	(1,051)	(1,157)
Bank Fees	(111)	(271)	(242)
Finance Expenses	(141.979)	(165.898)	(181.456)

Summary of Income Taxes and Benefits

in 000' €	2023	2022	2021
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: kEUR 1,464; 2022: kEUR (577); 2021: kEUR 96)	1,464	(577)	1,172
Deferred Tax Benefit / (Expenses)	(275)	(168,001)	75,419
Total Income Tax Benefit / (Expenses)	1,189	(168,578)	76,591

Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense
The following table reconciles the expected income tax expense to the actual income tax expense as presented in the consolidated financial statements. The combined income tax rate of 26.675% in the 2023 financial year (2022: 26.675%; 2021: 26.675%) was applied to profit before taxes to calculate the statutory income tax expense. This rate consisted of a corporate income tax of 15.0%, a solidarity surcharge of 5.5% on the corporate tax, and an average trade tax of 10.85% applicable to the Group.

in 000' €	2023	2022	2021
Earnings Before Income Taxes	(190,923)	17,520	(591,051)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	50,929	(4,674)	157,663
Tax Effects Resulting from:
Share-based Payment	(1,463)	(358)	(547)
Permanent Differences	(336)	0	(58,971)
Non-Tax-Deductible Items	(395)	(574)	(1,992)
Non-taxable income	1,213	0	0
Derecognition of Deferred Tax Assets on Temporary Differences	(15,847)	(112,354)	(8,117)
Derecognition of Deferred Tax Assets on Tax Losses	(32,975)	(45,953)	(7,817)
Tax Rate Differences to Local Tax Rates	(1,312)	(4,617)	(3,721)
Prior Year Taxes	1,055	0	96
Other Effects	320	(49)	(3)
Actual Income Tax	1,189	(168,578)	76,591
Effective Tax Rate	0.6%	962.2%	13.0%

Summary of Detailed Information about In Limited Unlimited Carry Forward Tax Losses
Due to the history of losses and the current uncertainties regarding the realization of planned taxable income, corresponding deferred tax assets on loss carry forwards were only recognized as outlined in the following table.

in 000' €	Carry-Forward of Tax Losses
Tax Losses from Prior Years	780,297
Tax Losses from Current Year	125,486
Foreign Currency Translation Differences	(21,238)
Total Tax Losses as of December 31, 2023	884,545
Expected Deferred Tax Assets on Total Tax Losses	207,333
Derecognition of Deferred Tax Assets on Tax Losses	(78,100)
Deferred Tax Assets on Tax Losses	129,233

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax liabilities are presented as non-current items in the consolidated statements of financial position. Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2023	Deferred Tax Asset 2022	Deferred Tax Liability 2023	Deferred Tax Liability 2022
Financial Liabilities from Future Payments to Royalty Pharma	55,495	47,465	397	0
Bonds	0	0	4,823	8,897
Leases	0	0	2,327	1,849
Intangible Assets	14,259	12,808	193,458	195,826
Receivables and Other Assets	0	0	2,282	2,562
Property, Plant and Equipment	0	0	123	239
Provisions	0	0	5	0
Other Liabilities	0	0	2,122	1,355
Tax Losses	129,233	143,949	0	0
Offsetting	(198,987)	(204,222)	(198,987)	(204,222)
Total	0	0	6,550	6,506

Schedule of Changes in Deferred Taxes

	Changes in Deferred Taxes in 2023
in 000' €	Income / (Expense)	Direct Recognition in Equity
Financial Liabilities from Future Payments to Royalty Pharma	7,633	0
Bonds	4,074	0
Leases	(478)	0
Intangible Assets	3,819	0
Receivables and Other Assets	280	0
Property, Plant and Equipment	116	0
Provisions	(5)	0
Other Liabilities	(767)	0
Tax Losses	(14,716)	0
Foreign Currency Translation Differences	(231)	0
Total	(275)	0

Summary of Earnings per Share
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

	2023	2022	2021
Numerator (in €)
Consolidated Net Profit / (Loss) - used in calculating Basic Earnings per Share	(189,734,199)	(151,058,190)	(514,460,016)
Profit used in calculating Diluted Earnings per Share	(189,734,199)	(151,058,190)	(514,460,016)
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	34,312,744	34,155,650	33,401,069
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	34,312,744	34,155,650	33,401,069
Earnings per Share (in €)
Basic	(5.53)	(4.42)	(15.40)
Diluted	(5.53)	(4.42)	(15.40)